Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Federal Income Taxes [Abstract]
Federal Income Tax Expense

	For the Years Ended December 31,
	2022	2021	2020
Current	$(24)	$20	$(59)
Deferred	(413)	717	3
Federal income tax expense (benefit)	$(437)	$737	$(56)

Reconciliation Of The Effective Tax Rate Differences

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$(2,112)	$4,034	$535
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(444)	847	112
Effect of:
Tax-preferred investment income (1)	(90)	(88)	(98)
Tax credits	(42)	(26)	(39)
Excess tax benefits from stock-based compensation	(1)	-	2
Goodwill impairment	133	-	-
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	-	(37)
Other items	7	4	4
Federal income tax expense (benefit)	$(437)	$737	$(56)
Effective tax rate	21%	18%	-10%

(1)Relates primarily to separate account dividends eligible for the dividends-received deduction.

(2)In 2020, we recognized a $37 million tax benefit attributable to the carry back of a 2020 net operating loss under the provisions of the Coronavirus Aid, Relief, and Economic Security Act, which provides for a five-year carryback period.

Federal Income Tax Asset (Liability)

	As of December 31,
	2022	2021
Current	$353	$382
Deferred	734	(3,941)
Total federal income tax asset (liability)	$1,087	$(3,559)

Significant components of deferred tax assets and liabilities

	As of December 31,
	2022	2021
Deferred Tax Assets
Insurance liabilities and reinsurance-related balances	$231	$1,006
Reinsurance-related embedded derivative liability	-	121
Compensation and benefit plans	152	180
Intangibles	21	24
Net unrealized loss on fixed maturity AFS securities	2,161	-
Net unrealized loss on trading securities	70	-
Investment activity	296	-
Net operating losses	278	292
Other	30	34
Total deferred tax assets	$3,239	$1,657
Deferred Tax Liabilities
DAC	$1,558	$1,546
VOBA	211	229
Net unrealized gain on fixed maturity AFS securities	-	2,706
Net unrealized gain on trading securities	-	64
Investment activity	-	418
Reinsurance-related embedded derivative asset	143	-
MRB-related activity	228	348
Other	365	287
Total deferred tax liabilities	$2,505	$5,598
Net deferred tax asset (liability)	$734	$(3,941)

Reconciliation Of Unrecognized Tax Benefits

	For the Years Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$45	$43
Increases for prior year tax positions	-	2
Balance as of end-of-year	$45	$45